Property, Plant and Equipment - ROU Assets (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Acquisition cost
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	¥ 413,127	¥ 413,669
Additions	95,655	18,381
Disposals and other decreases	(36,834)	(15,234)
Reclassification to assets held for sale (Note 19)	(3,365)	(1,592)
Foreign currency translation differences	10,265	(2,109)
Other	(539)	12
Ending balance	478,309	413,127
Accumulated depreciation and accumulated impairment losses
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	(66,109)	(33,193)
Depreciation expenses	(38,171)	(36,783)
Impairment losses	(45)	(1,837)
Disposals and other decreases	13,602	3,016
Reclassification to assets held for sale (Note 19)	1,755	1,375
Foreign currency translation differences	(2,771)	1,174
Other	210	139
Ending balance	(91,529)	(66,109)
Buildings and structures | Acquisition cost
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	398,441	396,824
Additions	87,721	16,077
Disposals and other decreases	(29,473)	(11,666)
Reclassification to assets held for sale (Note 19)	(3,190)	(1,545)
Foreign currency translation differences	9,750	(1,604)
Other	(452)	355
Ending balance	462,797	398,441
Buildings and structures | Accumulated depreciation and accumulated impairment losses
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	(59,234)	(29,169)
Depreciation expenses	(33,755)	(32,422)
Impairment losses	(45)	(1,831)
Disposals and other decreases	10,495	1,665
Reclassification to assets held for sale (Note 19)	1,646	1,375
Foreign currency translation differences	(2,508)	1,011
Other	408	137
Ending balance	(82,993)	(59,234)
Machinery and vehicles | Acquisition cost
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	13,968	15,981
Additions	7,880	2,211
Disposals and other decreases	(7,048)	(3,329)
Reclassification to assets held for sale (Note 19)	(175)	(47)
Foreign currency translation differences	501	(503)
Other	(86)	(345)
Ending balance	15,040	13,968
Machinery and vehicles | Accumulated depreciation and accumulated impairment losses
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	(6,359)	(3,428)
Depreciation expenses	(4,322)	(4,214)
Impairment losses	0	0
Disposals and other decreases	2,794	1,118
Reclassification to assets held for sale (Note 19)	109	0
Foreign currency translation differences	(257)	162
Other	(198)	3
Ending balance	(8,233)	(6,359)
Tools, furniture, and fixtures | Acquisition cost
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	718	864
Additions	54	93
Disposals and other decreases	(313)	(239)
Reclassification to assets held for sale (Note 19)	0	0
Foreign currency translation differences	14	(2)
Other	(1)	2
Ending balance	472	718
Tools, furniture, and fixtures | Accumulated depreciation and accumulated impairment losses
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	(516)	(596)
Depreciation expenses	(94)	(147)
Impairment losses	0	(6)
Disposals and other decreases	313	233
Reclassification to assets held for sale (Note 19)	0	0
Foreign currency translation differences	(6)	1
Other	0	(1)
Ending balance	¥ (303)	¥ (516)